LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 6, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of Roundhill MEME ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Post-Effective Amendment No. 151 to the Trust’s Registration Statement on Form N‑1A effective and filed on December 6, 2021

If you have any questions or require further information, please contact Alia Vasquez at (414) 336-9563 or alia.vasquez@usbank.com.

Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez
Assistant Secretary